RELATED PARTY TRANSACTIONS AND BALANCES - Compensation (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Management salaries and consulting fees	$ 213,738	$ 171,032	$ 396,491	$ 344,423
Directors' fees	19,229	18,635	38,459	36,866
Share-based compensation	5,320	43,015	17,440	187,510
Total compensation	$ 238,287	$ 232,682	$ 452,390	$ 568,799